INCOME TAXES - Valuation allowance (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Valuation allowance
Valuation allowance additions due to acquisition		¥ 11,724	¥ 0
Loss carryforwards		388,874
Uncertain tax benefits
Interest or penalty expense		0	0	¥ 0
Roll-forward of the unrecognized tax benefits
Beginning balance		14,755	8,345	7,122
Addition for tax positions		5,032	6,410	1,223
Ending balance		¥ 19,787	14,755	8,345
Withholding income tax rate (as a percentage)		10.00%
Withholding income tax rate with Hong Kong as holding company (as a percentage)		5.00%
Cumulated undistributed earnings of the Group's PRC subsidiaries		¥ 1,881,185
PRC dividend withholding tax accrued		¥ 0	30,696
Period of statute of limitations		3 years
Period of statute of limitations, if the underpayment is more than the specified amount		5 years
Minimum amount of underpayment of taxes for statute of limitations to be extended to five years		¥ 100
Period of statute of limitations for transfer pricing issues		10 years
Valuation allowance for deferred tax assets
Valuation allowance
Charge to costs and expenses		¥ 55,757	47,122	29,693
Valuation allowance additions due to acquisition		11,724
Charge taken against allowance		17,064	15,508	¥ 18,421
Write off		¥ 28,319	¥ 1,955
Hanting (Tianjin) Investment Consulting Co., Ltd,
Roll-forward of the unrecognized tax benefits
Payment of PRC dividend withholding tax	¥ 32,570